Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from Operating Activities:
Net income:	$ 66,854	$ 60,050	$ 50,561
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	30,395	24,387	17,822
Amortization of deferred financing fees	1,984	1,545	785
Deferred revenue amortization	(58)	608	2,065
Amortization of fair value of acquired time charter	7,268	218	0
Changes in operating assets and liabilities:
Trade receivables	3	(103)	190
Prepayments and other assets	(178)	94	(250)
Inventories	(486)	9	(357)
Due from/to related party	(346)	292	278
Trade payables	(1,105)	1,808	310
Accrued liabilities	155	(68)	2,636
Unearned revenue	(868)	8,104	2,403
Net cash provided by Operating Activities	103,618	96,944	76,443
Cash flows from Investing Activities:
Vessel Acquisitions and other additions to vessels' cost	(37,472)	(205,045)	(404,530)
Net cash used in Investing Activities	(37,472)	(205,045)	(404,530)
Cash flows from Financing Activities:
Increase in restricted cash	0	(1,000)	(2,000)
Payment of common and preferred units issuance costs and other filing costs	(119)	(65)	(1,938)
Proceeds from issuance of preferred units, net of paid issuance costs	0	72,446	0
Proceeds from issuance of common units, net of paid issuance costs	0	0	120,514
Proceeds from issuance of general partner units	0	0	126
Preferential deemed dividend	0	0	(88,122)
Distributions declared and paid	(66,856)	(62,207)	(43,010)
Proceeds from long-term debt	66,667	133,333	590,000
Repayment of long-term debt	(32,500)	(20,000)	(229,085)
Loan from/ (Repayment of loan to) related party	0	0	(5,500)
Payment of deferred finance fees	(36)	(2,062)	(6,626)
Net cash provided by/(used in) Financing Activities	(32,844)	120,445	334,359
Net increase in cash and cash equivalents	33,302	12,344	6,272
Cash and cash equivalents at beginning of the year	24,293	11,949	5,677
Cash and cash equivalents at end of the year	57,595	24,293	11,949
Cash paid during the year for:
Interest	32,781	25,798	10,724
Non-cash Investing Activities:
Vessel acquisitions	$ 0	$ 35,000	$ 0